COMMON STOCK AND STOCK INCENTIVE PLANS (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMON STOCK AND STOCK INCENTIVE PLANS
Market value of shares as reported by NASDAQ ((in dollars per share)	$ 2.77
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 3.9	$ 2.8	$ 3.7
Expected weighted-average period of unrecognized cost	2 years 7 months 10 days	3 years 3 months 14 days	2 years 11 months 23 days
Stock options
COMMON STOCK AND STOCK INCENTIVE PLANS
Weighted average remaining contractual life of options exercisable	2 years 7 months 10 days
Weighted average remaining contractual life of options expected to vest	3 years 6 months 11 days
Options Granted (in shares)	0	246,000	486,000
Weighted average fair value of options granted (in dollars per share)		$ 1.97	$ 1.71